Document and Entity Information	Sep. 30, 2020
Risk/Return:
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Registrant CIK	0000745463
SEC Form	485BPOS
Period end date	Sep. 30, 2020
Investment Company Type	N-1A
Amendment Flag	false